SEGMENTED INFORMATION - FFO reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues		$ 3,778	$ 3,367	$ 3,087
Other income		93	60	99
Direct operating costs	[1]	(1,174)	(1,185)	(1,061)
Share of revenue, other income and direct operating costs from equity-accounted investments		24	22	21
Management service costs		(169)	(175)	(152)
Interest expense		(812)	(691)	(700)
Current		(133)	(31)	(61)
Share of interest and cash taxes from equity-accounted investments		(4)	(6)	(9)
Share of Funds From Operations attributable to non-controlling interests		(991)	(807)	(822)
Depreciation		(1,179)	(1,115)	(1,065)
Foreign exchange and financial instruments (loss) gain		(69)	(27)	74
Deferred income tax (recovery) expense		15	(56)	134
Other		(86)	(277)	(493)
Dividends on class A exchangeable share		(220)	(209)	(116)
Remeasurement of BEPC exchangeable and class B shares		1,800	1,267	(2,561)
Share of earnings from equity-accounted investments		(14)	(14)	(16)
Net income attributable to non-controlling interests		644	823	903
Net income (loss) attributable to the partnership		1,503	946	(2,738)
Share of earnings (loss) from equity-accounted investments		6	2	(4)
Net loss attributable to participating non-controlling interests		347	(16)	(81)
Interest expense		1,032	900	816
Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		1,584	1,483	1,138
Other income		99	101	57
Direct operating costs		(594)	(578)	(444)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		1,089	1,006	751
Management service costs		(163)	(175)	(126)
Interest expense		(277)	(264)	(204)
Current		(37)	(13)	(19)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		612	554	402
Depreciation		(515)	(474)	(361)
Foreign exchange and financial instruments (loss) gain		(166)	(66)	11
Deferred income tax (recovery) expense		79	29	76
Other		(85)	(155)	(189)
Dividends on class A exchangeable share		(221)	(209)	(116)
Remeasurement of BEPC exchangeable and class B shares		1,799	1,267	(2,561)
Share of earnings from equity-accounted investments		0	0	0
Net income attributable to non-controlling interests		0	0	0
Net income (loss) attributable to the partnership		1,503	946	(2,738)
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Revenues		(55)	(40)	(40)
Other income		1	(1)	(1)
Direct operating costs		30	19	20
Share of revenue, other income and direct operating costs from equity-accounted investments		24	22	21
Adjusted EBITDA		0	0	0
Management service costs		0	0	0
Interest expense		4	6	9
Current		0	0	0
Share of interest and cash taxes from equity-accounted investments		(4)	(6)	(9)
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		0	0	0
Depreciation		12	12	11
Foreign exchange and financial instruments (loss) gain		0	2	4
Deferred income tax (recovery) expense		0	0	0
Other		2	0	1
Dividends on class A exchangeable share		0	0
Remeasurement of BEPC exchangeable and class B shares		0	0
Share of earnings from equity-accounted investments		(14)	(14)	(16)
Net income attributable to non-controlling interests		0	0	0
Net income (loss) attributable to the partnership		0	0	0
Non-controlling interests
Disclosure of operating segments [line items]
Revenues		2,249	1,924	1,989
Other income		(7)	(40)	43
Direct operating costs		(610)	(626)	(637)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		1,632	1,258	1,395
Management service costs		(6)	0	(26)
Interest expense		(539)	(433)	(505)
Current		(96)	(18)	(42)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		(991)	(807)	(822)
Funds From Operations		0	0	0
Depreciation		(676)	(653)	(715)
Foreign exchange and financial instruments (loss) gain		97	37	59
Deferred income tax (recovery) expense		(64)	(85)	58
Other		(3)	(122)	(305)
Dividends on class A exchangeable share		1	0
Remeasurement of BEPC exchangeable and class B shares		1	0
Share of earnings from equity-accounted investments		0	0	0
Net income attributable to non-controlling interests		644	823	903
Net income (loss) attributable to the partnership		0	0	0
Hydroelectric
Disclosure of operating segments [line items]
Revenues		2,307	1,969	1,778
Hydroelectric | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		1,095	992	856
Other income		44	55	52
Direct operating costs		(426)	(424)	(340)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		713	623	568
Management service costs		0	0	0
Interest expense		(175)	(140)	(135)
Current		(34)	(11)	(16)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		504	472	417
Wind
Disclosure of operating segments [line items]
Revenues		647	646	581
Wind | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		176	199	130
Other income		10	26	2
Direct operating costs		(54)	(59)	(47)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		132	166	85
Management service costs		0	0	0
Interest expense		(29)	(35)	(34)
Current		(2)	(2)	(3)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		101	129	48
Utility-scale solar
Disclosure of operating segments [line items]
Revenues		567	507	476
Utility-scale solar | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		167	166	71
Other income		37	15	3
Direct operating costs		(39)	(42)	(17)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		165	139	57
Management service costs		0	0	0
Interest expense		(50)	(53)	(24)
Current		(1)	(1)	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		114	85	33
distributed energy & sustainable solutions
Disclosure of operating segments [line items]
Revenues		257	245	252
distributed energy & sustainable solutions | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		146	126	81
Other income		8	2	0
Direct operating costs		(70)	(50)	(40)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		84	78	41
Management service costs		0	0	0
Interest expense		(20)	(20)	(11)
Current		0	1	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		64	59	30
Corporate | Attributable to the partnership
Disclosure of operating segments [line items]
Revenues		0	0	0
Other income		0	3	0
Direct operating costs		(5)	(3)	0
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		(5)	0	0
Management service costs		(163)	(175)	(126)
Interest expense		(3)	(16)	0
Current		0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		$ (171)	$ (191)	$ (126)

[1]	Direct operating costs exclude depreciation expense disclosed below.